ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2021 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of December 31, 2021 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

	Industry	Acquisition Date	Shares	Fair Value

Common Stocks (1.86%)
Asia - Pacific (0.02%)
APA Group	Utilities	02/16/16	264,773	$1,936,538
Total Asia - Pacific (0.02%)				1,936,538
North America (0.96%)
American Tower Corp.	Communication	05/29/20	21,933	6,413,867
American Water Works Co., Inc.	Utilities	02/16/16	42,619	8,046,467
Ares Capital Corp.	Diversified Financial Services	02/16/16	274,279	5,809,229
Ares Management Corp.	Diversified Financial Services	06/28/19	38,596	3,135,153
Atmos Energy Corp.	Utilities	02/16/16	91,881	9,626,372
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	33,137	4,287,928
Brookfield Business Partners LP	Diversified Financial Services	12/16/21	34,841	1,596,885
Canadian National Railway Co.	Transportation	05/14/19	37,412	4,599,046
CMS Energy Corp.	Utilities	11/01/19	81,259	5,285,085
Crown Castle International Corp.	Communication	02/16/16	31,741	6,622,442
Datadog, Inc.	Software	12/10/20	4,530	806,884
Enbridge, Inc.	Utilities	02/16/16	55,486	2,168,962
Equinix Inc.	Diversified Financial Services	07/31/20	5,388	4,557,440
Fifth Street Finance Corp.	Diversified Financial Services	04/07/21	356,943	2,662,795
Fortis Inc.	Utilities	12/18/17	99,204	4,790,266
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	113,782	4,415,884
KKR & Co., Inc.	Diversified Financial Services	02/16/16	59,372	4,424,402
Onex Corporation	Diversified Financial Services	02/16/16	17,576	1,375,353
Republic Services Inc.	Commercial & Professional Services	08/28/17	46,358	6,465,087
Solar Capital Ltd.	Diversified Financial Services	08/28/17	123,969	2,278,550
TC Energy Corp.	Utilities	11/01/19	45,416	2,111,049
Union Pacific Corp.	Transportation	06/29/16	17,379	4,377,596
Waste Management Inc.	Utilities	07/02/20	26,716	4,458,901
Total North America (0.96%)				100,315,643
Western Europe (0.88%)
3i Group Plc	Diversified Financial Services	10/01/20	175,294	3,440,764
Aena SA	Transportation	12/21/18	41,641	6,570,686
Apax Global Alpha Ltd.	Diversified Financial Services	01/19/21	485,904	1,477,700
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,345,126	5,578,407
Bridgepoint Group Ltd.	Financial Services	07/22/21	209,449	1,381,741
Cellnex Telecom SA	Communication	05/15/19	137,284	7,978,062
EQT AB	Diversified Financial Services	04/06/20	31,259	1,706,873
Gimv N.V.	Diversified Financial Services	02/12/16	43,331	2,626,531
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	4,834	1,775,279
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,476,617	8,391,108
HICL Infrastructure Co Ltd.	Diversified Financial Services	03/30/16	1,733,870	4,147,885
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/12/16	119,861	2,058,812
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	98,453	2,926,072
Investment AB Kinnevik	Diversified Financial Services	04/06/20	115,882	4,160,423
Investor AB	Diversified Financial Services	08/28/17	160,160	4,048,768
Italgas SpA	Utilities	05/29/20	239,023	1,642,936
National Grid PLC	Utilities	02/12/16	378,176	5,429,219
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	137,871	3,455,128
Orsted AS	Utilities	06/15/21	8,156	1,041,143
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	48,033	2,166,723
Sofina SA	Diversified Financial Services	01/10/18	7,369	3,620,336

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2021 (Unaudited) (continued)

	Industry	Acquisition Date	Shares	Fair Value

Public Investments (continued)
Common Stocks (continued)
Western Europe (continued)
Spotify Technology SA	Software	03/01/21	2,727	$637,954
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	663,107	5,364,807
Vinci SA	Transportation	02/12/16	85,667	9,045,906
Wendel SA	Diversified Financial Services	02/12/16	9,017	1,080,835
Total Western Europe (0.88%)				91,754,098
Total Common Stocks (Cost $134,611,624)(1.86%)				$194,006,279

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value
Asset-Backed Securities (0.30%)
North America (0.15%)
ARES LI CLO Ltd. ***	6.85% + L^^	07/26/21	07/15/34	Series 2019-51A, Class ER	$500,000	$505,708
CIFC Funding 2021-VI Ltd. ***	6.25% + L^^	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,490,490
Dryden 95 CLO Ltd. ***	6.15% + L^^	08/02/21	08/20/34	Series 2021-95A, Class E	1,500,000	1,518,792
Magnetite CLO Ltd. ***	6.20% + L^^	10/01/21	10/25/34	Series 2021-30A, Class E	1,625,000	1,639,006
Magnetite XXVI Ltd. ***	5.95% + L^^	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	998,792
Neuberger Berman CLO XXI Ltd. ***	3.30% + L^^	04/02/21	04/20/34	Series 2016-21A, Class DR2	500,000	501,581
Neuberger Berman CLO XXI Ltd. ***	6.46% + L^^	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	972,583
Neuberger Berman Loan Advisers CLO 45 Ltd. ***	6.25% + L^^	10/07/21	10/14/35	Series 2021-45A, Class E	1,000,000	1,008,108
Ocean Trails CLO IX ***	7.45% + L^^	09/22/21	10/15/34	Series 2020-9A ER	1,500,000	1,492,799
Southwick Park CLO LLC. ***	6.25% + L^^	11/16/21	07/20/32	Series 2019-4A, Class ER	1,800,000	1,800,900
Symphony CLO XXV Ltd. ***	3.60% + L^^	03/12/21	04/19/34	Series 2021-25A, Class D	1,000,000	1,007,551
Symphony CLO XXV Ltd. ***	6.50% + L^^	03/12/21	04/19/34	Series 2021-25A, Class E	500,000	492,966
Tallman Park CLO Ltd. ***	6.35% + L^^	04/09/21	04/20/34	Series 2021-1A, Class E	1,500,000	1,516,444
Wellman Park CLO Ltd. ***	6.25% + L^^	05/10/21	07/15/34	Series 2021-1A, Class E	1,000,000	1,005,133
Total North America (0.15%)						15,950,853
Western Europe (0.15%)
Aurium CLO V Designated Activity Co. ***	3.50% + E##	03/08/21	04/17/34	Series 5A, Class DR	1,000,000	1,148,845
Aurium CLO V Designated Activity Co. ***	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	1,500,000	1,709,395
Avoca CLO XXV DAC ***	6.14% + E##	10/20/21	10/15/34	Series 25A, Class E	1,600,000	1,817,851
Carlyle Euro CLO 2021 ***	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	333,000	387,491
Carlyle Euro CLO 2021-2 DAC ***	6.25% + E##	09/27/21	10/15/35	Series 2021 2A D	3,000,000	3,404,197
Carysfort Park CLO ***	6.14% + E##	03/12/21	07/28/34	Series 2021 1A D	500,000	583,055
Elm Park CLO ***	6.16% + E##	03/26/21	04/15/34	Series 1A DRR	666,000	752,241

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2021 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value

Public Investments (continued)
Asset-Backed Securities (continued)
Western Europe (continued)
Elm Park CLO ***	3.50% + E##	03/26/21	04/15/34	Series 1A CRR	$1,000,000	$1,145,765
Madison Park EUR Funding XVI DAC ***	6.02% + E##	04/15/21	05/25/34	Series 16A, Class E	1,406,000	1,617,986
Palmer Square European Loan Funding 2021-1 DAC ***	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	824,674
Palmer Square European Loan Funding 2021-2 DAC ***	8.05% + E##	10/15/21	07/15/31	Series 2021-2A, Class F	375,000	420,922
Palmer Square European Loan Funding 2021-2 DAC ***	5.90% + E##	10/15/21	07/15/31	Series 2021-2A, Class E	625,000	713,756
Voya Euro CLO V DAC ***	5.81% + E##	08/06/21	04/15/35	Series 5A, Class E	417,000	473,347
Total Western Europe (0.15%)						14,999,525
Total Asset-Backed Securities (Cost $31,194,763)(0.30%)						$30,950,378

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (96.10%)
Direct Investments * (68.74%)
Direct Equity (59.79%)
Asia - Pacific (6.46%)
AAVAS Financiers Limited +, a, e	Common equity	06/23/16	3,891,752	$123,228,402
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	24,751,813
Continuity CNC Capital Ltd. +, a, d	Common equity	03/03/18	102,112	7,898,283
Continuity CNC Capital Ltd. +, a, c, d	Member interest	03/03/18	—	27,901,810
Huntress Co-Investment L.P., 1 +, a, b, c, e	Limited partnership interest	04/08/16	—	51,312,792
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	20,493,242
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	6,005,424
Murra Warra Asset Hold Trust +, a, b, e	Common equity	09/10/18	13,186,543	25,091,573
Murra Warra II Asset Hold Trust +, a, b, e	Common equity	07/30/20	5,402,025	11,454,341
Murra Warra II Project Hold Trust +, a, b, e	Common equity	07/30/20	10	2,863,585
Murra Warra Project Hold Trust +, a, b, e	Common equity	09/10/18	429,366	6,272,896
Partners Terra Pte. Ltd. +, a, b, e, f	Common equity	05/14/21	1,787,445	1,753,392
PG Esmeralda Pte. Ltd. +, a, b, e, f	Common equity	03/03/21	5,433,284	6,736,222
PG Esmeralda Pte. Ltd. +, a, b, e, f	Preferred equity	03/03/21	488,996	60,626,051
Touchstone Co-Investment, L.P. +, a, c, e	Limited partnership interest	12/30/16	—	3,015,875
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	23,301,092
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	6,682,671	271,614,435
Total Asia - Pacific (6.46%)				674,321,228
North America (28.89%)
Alliant Insurance Services, Inc. +, a, c	Limited partnership interest	12/01/21	—	24,738,060
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	13,152,479
Astorg VII Co-Invest ERT +, a	Common equity	01/31/20	32,787,729	49,104,398
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	10,236,980
BCPE Hercules Holdings, LP +, a, c	Limited partnership interest	07/30/18	—	52,280,592
BI Gen Holdings, Inc. +, a	Common equity	05/09/18	14,561	282,876
Burger Bossco Holdings, Inc. +, a	Preferred equity	12/31/20	300	179,367
Burger Bossco Holdings, Inc. +, a	Common equity	12/31/20	145	3
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	6,100,950
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	32,949,939
CB Titan MidCo Holdings, Inc. +, a	Common equity	05/01/17	56,634	20,568

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2021 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
CBI Parent, L.P. +, a, b	Common equity	01/06/21	1,145,918	$115,660,948
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	167,359,581
Confluent Health, LLC +, a, b, e	Common equity	05/30/19	27,260	71,624,820
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	3,120	3,107,411
Cure Holdings, LLC +, a	Common equity	05/13/21	263,891	5,917,513
ECP Parent, LLC +, a, b, e	Common equity	02/18/20	105,520,023	153,288,202
Elgin Co-Investment, L.P.2 +, a, c	Limited partnership interest	11/28/16	—	21,029,466
EnfraGen LLC +, a, b, e, f	Common equity	09/17/19	37,786	56,555,077
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	113,743,081
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	103,079,624
EQT VIII Co-Investment (C) SCSp +, a, c	Limited partnership interest	01/28/19	—	91,097,109
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/22/16	—	22,931,882
Healthgrades, Inc. +, a	Common equity	01/04/19	1,616	186,403
Icebox Parent L.P. +, a, b	Common equity	12/22/21	184,779	184,782,100
Idera Parent L.P. +, a, b, c, e, f	Limited partnership interest	03/02/21	—	243,332,690
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	366	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	274,692
KKR Enterprise Co-Invest AIV A L.P. +, a, c, e	Limited partnership interest	07/31/20	—	1,500,046
KKR Enterprise Co-Invest L.P. +, a, e	Common equity	10/09/18	9,684	—
KPSKY Holdings L.P. +, a, b, c, e	Limited partnership interest	10/19/21	—	61,566,000
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	332,888
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	3,464,630	53,632,467
Matterhorn Topco, L.P. +, a	Common equity	05/19/21	88,040	9,652,248
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	342	438,656
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	33,900	238,264
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	52,338,875
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	21,705,252
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	60,480,000
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	4,802,940
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	2,502,611
NTS Holding Corporation, Inc. +, a	Preferred equity	04/21/17	70	473,334
OHCP IV SF COI, L.P. +, a, b, c, e	Limited partnership interest	01/31/18	—	43,515,635
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	19,263,025
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	168,075,747
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	56,546,289
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	40,557,609
Patriot SPV, L.P. +, a, c	Limited partnership interest	03/18/21	—	43,624,144
PG BRPC Investment, LLC +, a, b, e	Common equity	08/01/19	32,079	69,160,529
PG Delta HoldCo, LLC +, a, b, e, f	Common equity	06/24/21	16,497	18,003,160
Polaris Investment Holdings, L.P. +, a, c	Limited partnership interest	06/07/16	—	9,334,154
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	11,615,766
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	1,153	1,691,507
Shingle Coinvest L.P. +, a, c, e	Limited partnership interest	05/29/18	—	155,040,687
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	76,468,666
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, c	Limited partnership interest	05/14/12	—	61,971
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c, d	Limited partnership interest	08/18/17	—	42,001,726
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	53,347,096
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	18,947,189
Specialty Pharma Holdings L.P. +, a, b, c, f	Limited partnership interest	04/01/21	—	113,965,877
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	35,176,025
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	4,591,121
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	72,539,167
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	9,758,105

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2021 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
VEPF VII Co-Invest 2-A, L.P. +, a, c, e	Limited partnership interest	04/06/21	—	$68,355,342
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	70,052,819
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1,666,331
Total North America (28.89%)				3,016,040,080
Rest of World (1.74%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	4,952,678
Heket Holdings S.à.r.l. +, a, e	Preferred equity	09/25/19	11,988,920	22,532,275
Heket Holdings S.à.r.l. +, a, e	Common equity	09/25/19	271,743	154,339,706
Total Rest of World (1.74%)				181,824,659
South America (0.15%)
Centauro Co-Investment Fund, L.P. +, a, c, d	Limited partnership interest	11/28/13	—	7,999,047
GTS II Cayman Corporation +, a	Common equity	07/24/13	2,824	7,265,831
Total South America (0.15%)				15,264,878
Western Europe (22.55%)
Aston Lux Acquisitions S.à.r.l +, a, c	Limited partnership interest	11/28/19	—	4,563,266
Aston Lux Acquisitions S.àr.l +, a	Common equity	01/11/21	218,625	312,642
Astorg Co-Invest SGG, FCPI +, a, b, c	Limited partnership interest	02/10/16	—	70,547,679
BC European Capital X - Ceramtec Co-Investment (1) L.P. +, a, c	Limited partnership interest	02/20/18	—	46,918,604
Bock Capital JVCo Nature S.à r.l. +, a, b	Common equity	07/01/21	12,590,000,000	183,252,913
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	137,209,681
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,516	58,602,151
Capri Acquisitions Topco Limited +, a, e	Common equity	11/01/17	8,345,985	196,381,007
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	78,503,589
Ciddan S.a.r.l. +, a, e	Preferred equity	09/15/17	23,249,522	29,365,267
Ciddan S.a.r.l. +, a, e	Common equity	09/15/17	12,263,242	74,009,474
EQT Jaguar Co-Investment SCSp +, a, b, c, e	Limited partnership interest	11/30/18	—	100,124,618
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	168,684,610
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	1,338,335
Frontmatec Holding III ApS +, a, e	Common equity	09/23/16	248,257,489	33,960,000
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,520	614,376
Global Blue Holding L.P. +, a, c	Limited partnership interest	07/31/12	—	10,368,875
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	2,699,303
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	146,228,018
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,481	65,799,953
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	57,934,926
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	21,992,014
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	20,125,479
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	31,945,286
Luxembourg Investment Company 293 S.à.r.l. +, a, b	Common equity	06/26/19	9,789,622	36,742,111
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	5,830,130
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 414 S.à r.l. +, a, b, c, e	Member interest	07/02/21	—	51,501,575
Luxembourg Investment Company 414 S.à r.l. +, a, b, e	Common equity	07/02/21	12,111,360	21,380,692
Luxembourg Investment Company 430 S.à r.l. +, a, b, c, e	Member interest	05/10/21	—	59,294,464
Luxembourg Investment Company 430 S.à r.l. +, a, b, e	Common equity	05/10/21	50,548,848	14,746,532
Mauritius (Luxemburg) Investments Sarl +, a	Common equity	10/19/21	11,698	1
May Co-Investment S.C.A. +, a, b, e, f	Common equity	11/09/20	1,059,375	51,067,662
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	34,164,498
Orbiter Investments S.à r.l. +, a, e	Common equity	12/17/21	5,977,270	99,465,780
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	—	1,395,874

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2021 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
PG Investment Company 1 S.à r.l. +, a, b, e	Common equity	10/28/21	12,822,040	$6,502,136
PG Investment Company 1 S.à r.l. +, a, b, c	Member interest	10/28/21	—	95,799,163
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	1,921,697
PG TLP S.à r.l. +, a, b, c, d, e	Member interest	04/14/21	—	14,265,888
PG TLP S.à r.l. +, a, b, d, e	Common equity	04/14/21	6,377,426	87,407,010
Polyusus Lux XVI S.a.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	86,554
Polyusus Lux XVI S.a.r.l. +, a, b, e	Preferred equity	05/23/18	244,659,996	14,198,654
Polyusus Lux XXIII S.a.r.l +, a, e	Preferred equity	08/19/21	12,610,772	259,773
Polyusus Lux XXIII S.a.r.l +, a, e	Common equity	08/19/21	4,200,611	3
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	19,760,149
Root JVCo S.à r.l. +, a, b	Preferred equity	09/29/20	6,731,408	29,145,605
Root JVCo S.à r.l. +, a, b	Common equity	09/29/20	1,969,352	11,209,361
Root JVCo S.à r.l. +, a, b, c	Member interest	09/29/20	—	37,798,322
S.TOUS, S.L +, a	Common equity	10/06/15	622	19,521,586
Stark Perseus Investment +, a	Common equity	02/26/21	963,052	1,324,116
Stark Perseus Topco +, a, c, e	Member interest	02/26/21	—	11,995,931
Stark Perseus Topco +, a, e	Common equity	02/26/21	26,921,454	34,114,522
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	52,138,760
Total Western Europe (22.55%)				2,354,520,616
Total Direct Equity (59.79%)				$6,241,971,461

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Direct Debt (8.95%)
Asia - Pacific (0.16%)
Healing Quest +, a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	$8,351,682	$9,272,971
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + L (1.00% Floor)^	01/15/20	12/18/26	Senior	1,277,250	1,279,645
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	4,730,244	4,774,979
Voyage Australia Pty Ltd +, a	Cash 3.50% + L (0.50% Floor)^^	07/23/21	06/18/28	Senior	1,700,000	1,702,924
Total Asia - Pacific (0.16%)						17,030,519
North America (5.94%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	$1,458,750	$1,442,033
Acrisure LLC +, a	Cash 3.75% + L (0.50% Floor)^^	08/18/21	02/13/27	Senior	2,194,500	2,194,500
Acrisure LLC +, a	Cash 3.50% + L^^	03/27/20	02/15/27	Senior	1,872,690	1,854,899
Acrisure LLC +, a	Cash 4.25% + L (0.50% Floor)^^	12/08/21	02/15/27	Senior	1,000,000	1,001,250
ADMI Corp. +, a	Cash 3.50% + L (0.50% Floor)^	07/14/21	12/23/27	Senior	1,396,500	1,396,172
AI Alpine AT BidCo GmBH +, a	Cash 3.00% + E###	11/30/18	10/31/25	Senior	1,415,436	1,398,379
AIT Buyer, LLC +, a	Cash 7.75% + L (0.75% Floor)^^	04/06/21	03/30/29	Second Lien	6,860,000	6,960,156
AIT Worldwide Logistics, Inc. +, a	Cash 4.75% + L (0.75% Floor)^^	04/19/21	03/31/28	Senior	2,600,000	2,603,289
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^	06/03/19	05/09/25	Senior	1,267,500	1,257,094
Alliant Holdings Intermediate, LLC +, a	Cash 3.50% + L (0.50% Floor)^	12/08/21	11/05/27	Senior	1,600,000	1,600,288
Apex Group Treasury Limited +, a	Cash 3.75% + L (0.50% Floor)^^	08/27/21	07/27/28	Senior	1,695,750	2,094,101
Applovin Corporation +, a	Cash 3.25% + L^^	03/24/21	08/15/25	Senior	989,796	989,177
Applovin Corporation +, a	Cash 3.00% + L (0.50% Floor)^^	12/08/21	10/25/28	Senior	1,396,500	1,396,060
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + L (0.50% Floor)^^	03/18/21	03/03/28	Senior	1,094,500	1,095,644
AqGen Island Holdings, Inc. +, a	Cash 6.50% + L (0.50% Floor)^^	08/19/21	08/02/29	Second Lien	7,049,750	7,087,219
AthenaHealth, Inc. +, a	Cash 4.25% + L^^	03/13/19	02/11/26	Senior	3,132,578	3,136,885

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2021 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Avantor, Inc. +, a	Cash 2.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	$2,378,162	$2,591,978
Barracuda Networks, Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	11/06/20	10/22/28	Second Lien	1,000,000	1,009,690
Bella Holding Company, LLC +, a	Cash 3.75% + L (0.75% Floor)^	05/13/21	04/01/28	Senior	3,591,000	3,593,621
Berry Global, Inc. +, a	Cash 1.75% + L^^	08/05/19	07/01/26	Senior	2,200,500	2,188,947
BK LC Lux Sov S.a.r.l. +, a	Cash 3.75% + L (0.50% Floor)^^^	07/09/21	04/28/28	Senior	1,895,250	1,892,881
Blackhawk Network Holdings, Inc. +, a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	972,292	967,494
BMC Software, Inc. +, a, f	Cash 5.50% + L (0.50% Floor)^^	09/22/21	02/27/26	Senior	1,700,000	1,719,482
Boxer Parent Company Inc. +, a	Cash 3.75% + L^	10/18/18	10/02/25	Senior	1,336,962	1,330,284
Bracket Intermediate Holding Corp +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,455,000	1,453,545
Bracket Intermediate Holding Corp. +, a	Cash 8.13% + L (1.00% Floor)^^	12/21/20	08/31/26	Second Lien	1,950,000	1,950,000
Brookfield WEC Holdings, Inc. +, a	Cash 2.75% + L (0.50% Floor)^	09/12/18	08/01/25	Senior	984,826	979,671
Burger Bossco Intermediate, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	05/09/17	04/25/24	Senior	152,800	131,408
Burger Bossco Intermediate, Inc. +, a	PIK 10.00% + L (1.00% Floor)^^	04/25/17	04/25/25	Second Lien	304,720	285,849
BYJU's Alpha, Inc. +, a, f	Cash 5.50% + L (0.75% Floor)^^	11/05/21	11/24/26	First Lien	2,400,000	2,434,992
Campaign Monitor (UK) Limited +, a	Cash 8.90% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	1,650,000	1,650,000
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	7,167,246	7,167,246
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	3,234,000	3,063,370
Carestream Dental Equipment, Inc. +, a	Cash 4.50% + L (0.50% Floor)^^	11/26/21	09/01/24	Senior	2,000,000	2,000,000
Carestream Dental Equipment, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	11/26/21	09/01/25	Second Lien	3,000,000	2,985,000
Cengage Learning Acquisitions, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	08/06/21	07/14/26	Senior	1,400,000	1,405,614
Centralsquare Technologies, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	970,000	918,207
Charter NEX US, Inc. +, a	Cash 4.25% + L (0.75% Floor)^	05/31/19	12/01/27	Senior	1,449,173	1,454,043
CIBT Global, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	06/19/17	06/01/24	Senior	232,299	189,556
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	977,500	966,708
ConnectWise, LLC +, a	Cash 3.50% + L (0.50% Floor)^^	10/06/21	09/29/28	Senior	1,700,000	1,698,181
Conservice Midco, LLC +, a	Cash 4.25% + L^^	05/18/20	05/13/27	Senior	1,678,750	1,676,828
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.70% + L (1.00% Floor)^	06/06/19	04/30/26	Senior	1,657,500	1,660,351
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,917,500	2,863,716
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	31,200,000	30,264,000
Convergint Tech LLC +, a	Cash 6.75% + L (0.75% Floor)^	04/12/21	03/30/29	Second Lien	1,400,000	1,403,500
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/22/21	10/16/28	Senior	1,200,000	1,198,200
CQP Holdco LP +, a	Cash 3.75% + L (0.50% Floor)^^	06/09/21	06/04/28	Senior	3,283,500	3,280,069
Crown Subsea Communications Holding, Inc. +, a	Cash 5.00% + L (0.75% Floor)^^	05/05/21	04/27/27	Senior	4,487,671	4,523,191
CSC Holdings, LLC +, a	Cash 2.50% + L^	08/11/21	04/15/27	Senior	3,491,117	3,451,842
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	2,922,375	2,888,767
DCert Buyer, Inc. +, a	Cash 4.00% + L^	10/24/19	10/16/26	Senior	1,968,712	1,967,610
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + L (1.00% Floor)^^	06/01/20	04/09/27	Senior	985,000	987,389
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	2,000,830
Delta Topco, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	10/07/20	12/01/27	Senior	2,089,500	2,094,358
DexKo Global Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/07/21	10/04/28	Senior	1,510,038	1,507,093
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.75% + L (0.75% Floor)^	04/23/21	03/31/28	Senior	1,293,574	1,294,759
Diligent Corporation +, a	Cash 6.25% + L (1.00% Floor)^^	04/29/16	08/04/25	Senior	29,236,566	29,590,243

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2021 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
EAB Global, Inc. +, a	Cash 3.50% + L^^	08/25/21	06/28/28	Senior	$2,200,000	$2,190,837
ECI Macola/Max Holding, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	09/13/21	11/09/27	Senior	1,691,457	1,695,331
Endurance International Group Holdings, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	04/28/21	02/10/28	Senior	3,890,250	3,863,505
Energizer Holdings, Inc. +, a	Cash 2.25% + L (0.50% Floor)^^	12/16/20	12/22/27	Senior	992,500	991,572
Engineered Machinery Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	08/16/21	05/21/28	Senior	1,600,000	1,598,496
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	3,882,431	3,136,286
Envision Healthcare Corporation +, a	PIK 6.00% + L (1.00% Floor)^	04/27/20	10/10/25	Senior	40,562,745	30,873,319
Explorer Holdings, Inc. +, a	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	25,511,456	25,529,313
Femur Buyer, Inc. +, a	Cash 4.50% + L^^	03/26/19	03/05/26	Senior	2,925,000	2,720,250
Filtration Group Corporation +, a	Cash 3.50% + L (0.50% Floor)^^	11/01/21	10/21/28	Senior	2,094,750	2,095,190
First Student Bidco Inc. +, a	Cash 3.00% + L (0.50% Floor)^^	08/11/21	08/21/28	Senior	1,100,006	1,096,793
Flex Acquisition Company, Inc. +, a	Cash 3.00% + L^	07/30/18	06/29/25	Senior	962,649	955,376
Flynn Restaurant Group LP +, a	Cash 4.25% + L (0.50% Floor)^^	12/10/21	11/22/28	Senior	2,300,000	2,276,713
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^^	12/22/20	01/31/25	Senior	479,790	464,623
GC EOS Buyer, Inc. +, a	Cash 4.50% + L^	07/18/19	08/01/25	Senior	3,939,339	3,940,580
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/05/18	05/30/25	Senior	1,196,879	1,201,368
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	1,931,105	1,929,897
GI Consilio Parent LLC +, a	Cash 4.00% + L (0.50% Floor)^^	05/18/21	04/30/28	Senior	6,683,250	6,650,535
Global Medical Response, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	02/25/21	10/02/25	Senior	992,500	989,771
Gopher Resource, LLC +, a	Cash 3.25% + L (1.00% Floor)^	07/09/21	03/06/25	Senior	2,976,326	2,797,746
Great American Outdoors Group, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	05/14/21	06/03/28	Senior	1,782,034	1,786,266
GTT Communications, Inc. +, a	Cash 2.75% + L^^	07/02/18	05/31/25	Senior	2,163,692	1,946,760
Heartland Dental, LLC +, a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	2,897,499	2,874,362
Heartland Dental, LLC +, a	Cash 4.00% + L^	05/15/18	04/30/25	Senior	997,500	997,086
Help Systems, Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	11/05/21	11/19/27	Second Lien	3,600,000	3,601,512
Help Systems, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	06/25/21	11/19/26	Senior	4,168,182	4,162,096
Hexion Inc. +, a	Cash 3.50% + L^^	08/09/19	07/01/26	Senior	1,365,000	1,367,136
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	948,619	898,024
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^^	07/15/19	03/28/25	Senior	972,220	957,704
Hyland Software, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	10/27/20	07/01/24	Senior	987,245	992,181
Idera, Inc. +, a	Cash 2.75% + L (0.75% Floor)^	12/17/18	06/27/24	Senior	1,264,035	1,264,629
Indy US Bidco, LLC +, a	Cash 3.75% + L^^	03/29/21	03/06/28	Senior	992,513	992,825
KENE Acquisition, Inc. +, a	Cash 8.25% + L^^	12/15/21	08/08/27	Second Lien	175,500	175,500
KENE Acquisition, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	08/08/19	08/09/27	Second Lien	1,462,500	1,462,500
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,327,377	1,324,476
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	07/30/18	07/30/26	Second Lien	2,935,385	2,812,375
LBM Acquisition LLC +, a, f	Cash 3.75% + L (0.75% Floor)^^	06/24/21	12/17/27	Senior	1,097,241	1,082,055
LBM Acquisition, LLC +, a	Cash 3.25% + L (0.75% Floor)^^	09/07/21	12/17/27	Senior	2,194,486	2,178,225
LogMeIn, Inc. +, a	Cash 4.75% + L^^	09/03/20	08/31/27	Senior	4,950,000	4,927,205
Loire UK Midco 3 Limited +, a	Cash 3.25% + L^^^	06/08/20	04/21/27	Senior	1,379,131	1,365,340
LSCS Holdings, Inc. +, a, f	Cash 4.50% + L (0.50% Floor)^^	11/23/21	12/16/28	First Lien	2,600,000	2,603,900
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	967,500	957,559
Lucid Energy Group II Borrower, LLC +, a	Cash 3.00% + L (1.00% Floor)^^	08/06/21	02/17/25	Senior	1,989,845	1,968,952
Lucid Energy Group II Borrower, LLC +, a	Cash 4.25% + L (0.75% Floor)^^	12/08/21	11/24/28	Senior	2,992,500	2,961,079
Magenta Buyer LLC +, a	Cash 8.25% + L (0.75% Floor)^^	10/13/21	07/27/29	Second Lien	2,000,000	1,991,880

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2021 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Magenta Buyer LLC +, a	Cash 5.00% + L (0.75% Floor)^^	08/02/21	07/27/28	Senior	$3,491,250	$3,487,427
MajorDrive Holdings IV LLC +, a	Cash 4.00% + L (0.50% Floor)^^	06/10/21	06/01/28	Senior	997,500	999,161
Marnix SAS +, a	Cash 4.00% + L (0.50% Floor)^^	12/17/21	08/04/28	Senior	1,492,500	1,490,634
Maverick Bidco, Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	05/26/21	05/18/29	Second Lien	6,603,000	6,636,015
Maverick Bidco, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	05/27/21	04/29/28	Senior	1,500,000	1,503,750
McAfee, LLC +, a	Cash 3.75% + L^	07/19/19	09/30/24	Senior	376,977	377,802
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	2,563,588	2,582,356
Medline Borrower, L.P. +, a	Cash 3.25% + L (0.50% Floor)^^	11/03/21	10/23/28	Senior	1,100,000	1,100,996
Mercury Borrower, Inc. +, a, f	Cash 6.50% + L (0.50% Floor)^^	11/17/21	08/02/29	Second Lien	900,000	904,788
Messer Industries USA, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,179,028	1,171,659
MetroNet Systems Holdings, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	06/14/21	06/02/28	Senior	3,383,021	3,388,941
Michaels Stores, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	04/26/21	04/15/28	Senior	2,189,000	2,172,977
Ministry Brands, LLC +, a	Cash 4.00% + L (1.00% Floor)^	01/01/21	12/02/22	Senior	1,250,651	1,238,144
Mirion Technologies, Inc. +, a	Cash 2.75% + L (0.50% Floor)^^	11/05/21	10/20/28	Senior	1,197,600	1,196,534
Mitchell International, Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/21/21	10/15/28	Senior	3,800,000	3,783,147
Mitchell International, Inc. +, a	Cash 6.50% + L (0.50% Floor)^^	10/26/21	10/15/29	Second Lien	1,000,000	1,008,250
National Mentor Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	04/26/21	03/02/28	Senior	2,762,694	2,736,420
National Spine & Pain Centers, LLC +, a	Cash 5.00% + L (1.00% Floor)^	06/30/17	06/02/24	Senior	531,413	524,451
Navicure, Inc. +, a	Cash 4.00% + L^^	11/19/19	10/22/26	Senior	2,959,912	2,961,140
NEP Group, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	12/06/21	10/20/25	Senior	1,900,000	1,884,563
NEP Group, Inc. +, a, f	Cash 3.25% + L^^	06/29/21	10/20/25	First Lien	1,984,655	1,949,090
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	05/20/19	04/19/23	Senior	2,239,218	2,247,055
Nexstar Broadcasting +, a	Cash 2.50% + L^	10/02/19	09/21/26	Senior	1,294,119	1,293,070
Northwest Fiber, LLC +, a	Cash 5.50% + L^	06/17/20	04/30/27	Senior	629,349	628,168
NSM Top Holdings Corp. +, a	Cash 5.25% + L^	11/26/19	11/16/26	Senior	1,470,000	1,470,000
Oceankey (U.S.) II Corp. +, a, f	Cash 3.50% + L (0.50% Floor)^^	12/09/21	12/15/28	First Lien	1,900,000	1,895,250
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,951,549	2,949,718
OneDigital Borrower LLC +, a, f	Cash 3.25% + P (1.50% Floor)‡ ‡	11/22/21	11/16/27	First Lien	1,300,000	1,299,194
OneDigital Borrower LLC +, a	Cash 4.50% + L (0.75% Floor)^^	12/11/20	11/16/27	Senior	1,492,735	1,491,802
Osmose Utilities Services, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	09/01/21	06/23/28	Senior	2,493,750	2,483,152
Osmosis Buyer Limited +, a	Cash 4.00% + L (0.50% Floor)^^	08/03/21	07/31/28	First Lien	4,400,000	4,417,666
PAI Holdco, Inc. +, a	Cash 3.50% + L (1.00% Floor)^^	11/09/20	10/22/27	Senior	1,194,000	1,194,997
Panther BF Aggregator 2 L.P. +, a	Cash 3.25% + L^	05/14/19	04/30/26	Senior	1,014,249	1,010,319
Parexel International Corporation +, a	Cash 3.50% + L (0.50% Floor)^^	12/07/21	11/15/28	Senior	3,000,000	3,004,140
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	03/21/18	02/13/26	Second Lien	2,400,000	2,413,458
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,655,192	3,627,067
Peraton Corp. +, a	Cash 3.75% + L (0.75% Floor)^^	04/12/21	02/01/28	Senior	1,985,000	1,989,248
Perforce Software, Inc. +, a	Cash 3.75% + L^	07/22/19	07/01/26	Senior	1,661,835	1,651,449
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,163,910	1,158,096
PetVet Care Centers, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/18/21	02/14/25	Senior	994,911	996,030
PG&E Corporation +, a	Cash 4.50% + L (1.00% Floor)^^	08/11/20	06/23/25	Senior	1,970,000	1,952,763
Pluto Acquisition I, Inc. +, a	Cash 4.00% + L^^	06/15/21	06/22/26	Senior	1,691,500	1,687,973
PODS, INC. +, a	Cash 3.00% + L (0.75% Floor)^	04/16/21	03/31/28	Senior	1,290,266	1,287,486
Polaris Newco, LLC +, a	Cash 4.00% + L (0.50% Floor)^^^	06/15/21	06/02/28	Senior	1,200,000	1,201,434
Potters Industries, LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/17/20	12/14/27	Senior	992,500	995,607
Pre-Paid Legal Services, Inc. +, a	Cash 7.00% + L (0.50% Floor)^^	12/07/21	12/14/29	Second Lien	3,700,000	3,697,706
Pregis TopCo LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/23/20	07/31/26	Senior	997,500	993,759
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + L (0.50% Floor)^^	10/05/21	10/01/29	Second Lien	1,800,000	1,798,875
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,144,395	1,143,680
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,759,500	1,760,600
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	14,154,350	14,834,336

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2021 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	$2,803,629	$2,732,821
Radiate HoldCo, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	07/16/19	09/25/26	Senior	1,000,000	997,865
Radiology Partners, Inc. +, a	Cash 4.25% + L^	09/11/18	07/09/25	Senior	2,403,933	1,327,611
RC Buyer, Inc. +, a	Cash 6.50% + L (0.75% Floor)^^	08/03/21	07/26/29	Second Lien	2,800,000	2,807,000
RealPage, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	04/26/21	04/24/28	Senior	3,990,000	3,983,157
Red Planet Borrower, LLC +, a	Cash 3.75% + L (0.50% Floor)^^	10/04/21	10/02/28	Senior	2,194,500	2,185,722
Redstone Holdco 2 L.P. +, a	Cash 4.75% + L (0.75% Floor)^^	05/10/21	04/27/28	Senior	3,790,500	3,635,715
Redstone Holdco 2 L.P. +, a	Cash 7.75% + L (0.75% Floor)^^	05/03/21	04/16/29	Second Lien	3,000,000	2,790,000
Refficiency Holdings LLC +, a, e	Cash 3.75% + L (0.75% Floor)^	02/04/21	12/16/27	First Lien	287,419	—
Refficiency Holdings LLC +, a, f	Cash 4.00% + L (0.75% Floor)^	12/11/20	12/16/27	Senior	1,494,609	1,495,551
Rent-A-Center, Inc. +, a	Cash 4.00% + L (0.75% Floor)^	03/02/21	02/17/28	Senior	992,500	993,741
Restaurant Technologies, Inc. +, a	Cash 3.00% + L^^	10/26/18	10/01/25	Senior	485,000	482,170
RLG Holdings, LLC +, a	Cash 4.25% + L (0.75% Floor)^^	07/19/21	07/10/28	Senior	2,000,000	1,999,380
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	2,648,135	2,637,383
Rough Country, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	1,895,250	1,894,075
S2P Acquisition Borrower, Inc. +, a	Cash 4.00% + L^	10/07/19	08/14/26	Senior	977,500	977,906
Sabre GLBL Inc. +, a	Cash 3.50% + L (0.50% Floor)^	08/09/21	12/17/27	Senior	1,890,550	1,869,232
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,883,000	2,882,944
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	04/17/20	03/16/27	Senior	815,742	809,114
Senneca Holdings, Inc. +, a	PIK 11.00%	05/11/18	05/11/26	Second Lien	1,249,147	3
Senneca Holdings, Inc. +, a	PIK 10.00%	05/29/20	11/11/25	1.5 Lien	1,160,556	144,141
Shearer's Foods, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	09/25/20	09/23/27	Senior	33,334	33,279
Shearer's Foods, LLC +, a	Cash 3.50% + L (1.00% Floor)^^	05/17/18	09/23/27	Senior	3,096,746	3,121,524
Shearer's Foods, LLC +, a	Cash 7.75% + L (1.00% Floor)^^	10/14/20	09/22/28	Second Lien	1,000,000	1,001,300
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	25,564,006	25,214,068
Sorenson Communications, LLC +, a	Cash 5.50% + L (0.75% Floor)^^	03/23/21	03/12/28	Senior	2,762,865	2,774,967
Sound Inpatient Physicians, Inc. +, a	Cash 2.75% + L^	08/23/18	06/27/25	Senior	1,347,500	1,346,240
Sovos Compliance, LLC +, a, e, f	Cash 4.50% + L (0.50% Floor)^^	08/16/21	08/11/28	First Lien	250,342	(626)
Sovos Compliance, LLC +, a	Cash 4.50% + L (0.50% Floor)^^	08/16/21	08/11/28	First Lien	1,449,658	1,455,210
SS&C Technologies, Inc. +, a	Cash 1.75% + L^	12/07/18	04/16/25	Senior	2,192,086	2,171,075
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	962,638	3,281,132
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	08/21/18	07/30/26	Second Lien	2,120,000	2,056,400
Standard Industries Inc. +, a	Cash 2.50% + L (0.50% Floor)^^	10/26/21	09/22/28	Senior	640,250	641,585
Star US Bidco, LLC +, a	Cash 4.25% + L (1.00% Floor)^	04/24/20	03/17/27	Senior	1,280,500	1,279,706
Tank Holding Corp. +, a	Cash 5.00% + L (0.75% Floor)^^	12/18/20	03/26/26	Senior	950,834	955,293
TecoStar Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^	05/01/17	11/01/24	Second Lien	525,000	502,950
Telenet Financing USD LLC +, a	Cash 2.00% + L^^^	04/27/20	04/30/28	Senior	2,400,000	2,361,300
TLP Finance Holdings, LLC +, a	Cash 8.00% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	43,551,847	44,422,884
Tory Burch LLC +, a	Cash 3.50% + L (0.50% Floor)^	04/30/21	04/16/28	Senior	995,000	995,000
Tosca Services LLC +, a	Cash 3.50% + L (0.75% Floor)^	08/21/20	08/18/27	Senior	990,000	989,386
TricorBraun Holdings, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	04/15/21	03/03/28	Senior	995,302	989,494
Trident TPI Holdings, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	09/22/21	09/15/28	Senior	1,569,991	1,571,215
Triton Water Holdings, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	04/19/21	03/31/28	Senior	1,393,000	1,379,384
UKG Inc. +, a	Cash 3.25% + L (0.75% Floor)^^	07/13/20	05/04/26	Senior	990,019	986,509
Unified Women's Healthcare, LLC +, a, f	Cash 4.25% + L (0.75% Floor)^	03/16/21	12/20/27	Senior	2,690,258	2,696,647
Upstream Newco, Inc. +, a	Cash 4.25% + L^	08/04/21	11/20/26	Senior	3,482,500	3,491,746
Utz Quality Foods, LLC +, a	Cash 3.00% + L^^	01/29/21	01/20/28	Senior	3,663,004	3,661,630
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	3,588,702	3,532,180
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^	07/02/18	07/02/26	Second Lien	2,990,000	2,990,000

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2021 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^^	07/02/18	07/02/26	Second Lien	$613,333	$613,333
Vision Solutions, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	05/06/21	03/19/28	Senior	3,890,250	3,890,250
Vision Solutions, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	09/07/21	08/04/28	Second Lien	1,500,000	1,503,593
VS Buyer, LLC +, a	Cash 3.00% + L^^	04/10/20	02/28/27	Senior	1,965,000	1,960,088
Weld North Education LLC +, a	Cash 3.75% + L (0.75% Floor)^^	12/15/20	12/21/27	Senior	1,287,000	1,288,879
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,105,628	2,941,636
Whatabrands LLC +, a	Cash 3.25% + L (0.50% Floor)^	08/05/21	07/21/28	Senior	3,000,000	2,993,685
Woof Holdings, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	12/21/20	12/21/28	Second Lien	7,200,000	7,276,536
WP CityMD Bidco LLC +, a	Cash 3.75% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	2,947,725	2,949,567
WP CityMD Bidco LLC +, a	Cash 3.25% + L (0.50% Floor)^^	11/18/21	12/22/28	First Lien	3,000,000	3,001,875
WWEX UNI TopCo Holdings, LLC +, a	Cash 4.25% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	2,700,000	2,710,678
Zayo Group Holdings, Inc. +, a	Cash 3.00% + L^	04/24/20	03/09/27	Senior	3,919,474	3,872,930
Total North America (5.94%)						620,059,189
Rest of World (0.37%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.50% + L^^^	10/05/18	07/10/25	Senior	$22,171,514	$22,793,736
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 3.75% + E#	10/05/18	09/29/25	Senior	2,401,128	2,270,239
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	09/28/26	Second Lien	13,678,916	13,381,093
Total Rest of World (0.37%)						$38,445,068
Western Europe (2.48%)
Acuris Finance US, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	03/11/21	02/16/28	Senior	$677,083	$680,347
AEA International Holdings (Luxembourg) S.a.r.l. +, a	Cash 3.75% + L (0.50% Floor)^^	09/15/21	08/09/28	Senior	2,300,000	2,305,750
AI Convoy (Luxembourg) S.a.r.l. +, a	Cash 3.50% + L (1.00% Floor)^^	05/20/20	01/18/27	Senior	1,861,583	1,867,838
AI PLEX AcquiCo GmbH +, a	Cash 4.75% + L^^^	08/23/19	07/31/26	Senior	4,907,368	4,909,405
Albion Financing 3 S.a r.l. (Albion Financing LLC) +, a, f	Cash 5.25% + L (0.50% Floor)^^	10/15/21	07/31/26	First Lien	2,500,000	2,510,950
Altice France S.A. +, a	Cash 4.00% + L^^	12/10/20	08/14/26	Senior	2,979,539	2,969,111
Anticimex International AB +, a, f	Cash 3.50% + L (0.50% Floor)^^	07/21/21	07/21/28	Senior	2,700,000	2,697,462
Aston Finco S.à.r.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,751,000	2,740,973
Aston Finco S.à.r.l. +, a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	38,776,177
Atlas Packaging GmbH +, a	Cash 7.75% + E###	09/14/18	07/31/26	Second Lien	3,016,905	2,788,758
Atos Medical +, a	Cash 4.00% + E#	08/09/16	07/20/23	Senior	3,921,197	4,552,418
Auris Luxembourg III S.a.r.l. +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	973,723	967,943
Autoform Lux S.a.r.l +, a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	1,677,395	1,674,602
Autoform Lux S.a.r.l +, a	Cash 3.50% + E###	07/22/16	07/21/23	Senior	5,051,317	5,514,410
Babar Bidco +, a	Cash 4.00% + E###	12/04/20	11/17/27	Senior	1,214,051	1,139,668
CD&R Firefly Bidco Limited +, a	Cash 4.75% + S>>>	08/31/18	06/23/25	Senior	5,199,152	5,395,531
CD&R Firefly Bidco Limited +, a	Cash 8.35% + S>>	06/22/21	06/12/26	Second Lien	19,485,767	19,062,859
CD&R Firefly Bidco Limited +, a	Cash 8.35% + S>>>	06/21/18	06/18/26	Second Lien	26,897,480	28,177,700
Cidron Atrium SE +, a	Cash 7.00% + E (0.50% Floor)###	02/28/18	02/28/26	Second Lien	1,146,938	1,068,839
Compass IV Limited +, a	Cash 4.00% + E###	07/06/18	05/09/25	Senior	341,033	214,457
Constellation Automotive Group Limited +, a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	1,387,192	1,356,604
Constellation Automotive Group Limited +, a	Cash 7.50% + S>>>	10/18/21	07/30/29	Second Lien	1,372,084	1,375,366
CTC AcquiCo GmbH +, a	Cash 2.50% + E##	03/29/18	03/07/25	Senior	3,608,360	3,166,406
EG Group Limited +, a	Cash 4.00% + L^	05/22/18	02/07/25	Senior	1,365,696	1,382,329
EG Group Limited +, a	Cash 4.00% + E##	06/20/18	02/07/25	Senior	1,885,579	1,732,563

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2021 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Fugue Finance B.V. +, a	Cash 3.25% + E##	08/24/20	08/30/24	Senior	$1,299,487	$1,236,728
Genesis Specialist Care Finance UK Limited +, a	Cash 5.00% + L (1.00% Floor)^^^	07/28/20	05/14/27	Senior	2,167,000	2,085,196
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E#	06/28/19	11/28/24	Senior	1,112,644	1,048,444
HIG Finance 2 Limited +, a	Cash 3.25% + L (0.75% Floor)^	10/05/21	11/12/27	Senior	1,496,222	3,181,973
HNVR Holdco Limited +, a, f	Cash 5.50% + E###	10/14/21	09/12/27	Senior	1,500,000	1,548,101
Holding Socotec +, a	Cash 4.25% + L (0.75% Floor)^^^	09/10/21	06/30/28	Senior	1,500,000	1,499,062
Hunter Holdco 3 Limited +, a	Cash 4.25% + L (0.50% Floor)^^	08/26/21	08/19/28	Senior	3,300,000	3,310,329
HURTIGRUTEN GROUP AS +, a, f	Cash 8.00% + E##	12/20/21	06/11/23	First Lien	1,500,000	1,706,594
IGT Holding IV AB +, a	Cash 3.50% + L(0.50% Floor)^^^	07/21/21	03/31/28	Senior	1,885,750	1,884,581
International Park Holdings B.V. +, a	Cash 3.50% + L^^	11/16/21	06/13/24	Senior	2,967,557	2,886,691
ION Trading Finance Limited +, a	Cash 4.75% + L (1.00% Floor)^^	05/25/21	04/01/28	Senior	2,786,000	2,796,837
IWH UK Midco Limited +, a	Cash 4.00% + E###	02/28/18	11/28/24	Senior	5,886,679	5,519,118
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,126,590
Logoplaste Parent S.a.r.l. +, a	Cash 4.25% + L^^	07/30/21	07/06/28	Senior	2,892,857	2,897,674
Loire Finco Luxembourg S.a.r.l. +, a	Cash 3.75% + L (0.75% Floor)^^^	07/09/21	04/21/27	Senior	1,290,274	1,287,049
Matador Bidco S.a r.l. +, a, f	Cash 4.75% + L^	11/12/19	10/15/26	Senior	2,456,250	3,629,310
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,551,247	1,544,143
Nouryon Finance B.V. +, a	Cash 2.75% + L^	11/14/18	10/01/25	Senior	1,799,423	1,795,492
Osmosis Buyer Limited +, a	Cash 4.00% + L (0.50% Floor)^^	08/03/21	07/31/28	First Lien	600,000	(2,825)
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	26,898,335	28,032,176
Paradocs Holding S.a r.l. +, a	Cash 3.75% + L (0.75% Floor)^^	06/02/21	02/17/28	Senior	1,885,750	1,886,533
Paysafe Group Holdings II Limited +, a, f	Cash 2.75% + L (0.50% Floor)^^	09/29/21	06/28/28	Senior	1,000,000	980,000
RivieraTopco S.A.R.L. +, a	PIK 8.50%; E (1.00% Floor)###	12/08/17	05/08/24	Mezzanine	1,870,798	1,702,248
Rouge Beachhouse B.V. +, a	Cash 4.50% + E##	10/15/18	07/25/25	Senior	579,174	570,758
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	2,271,578	2,258,252
Seren Bidco AB +, a	Cash 7.25% + SR ¤¤	11/16/21	11/16/29	Second Lien	16,653,255	16,192,213
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	212,364	1
Sitel Worldwide Corporation +, a	Cash 3.75% + L (0.50% Floor)^^	10/15/21	08/28/28	Senior	1,800,000	1,801,692
Summer (BC) Bidco B LLC +, a	Cash 4.50% + L (0.75% Floor)^^	09/08/21	12/04/26	Senior	997,500	998,123
Sunshine Luxembourg VII S.a.r.l. +, a	Cash 3.75% + L (0.75% Floor)^^	10/22/19	10/01/26	Senior	2,764,113	2,778,223
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,731,455	2,718,004
TDC A/S +, a	Cash 3.00% + E#	10/22/18	06/04/25	Senior	1,506,866	1,483,613
team.blue Finco S.a.r.l. +, a	Cash 3.75% + E###	06/25/21	03/27/28	Senior	4,056,317	3,867,352
Vertical Midco GmbH +, a	Cash 4.25% + L^^	09/09/20	07/30/27	Senior	3,960,150	3,967,852
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,457,622
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,741,500	1,746,942
Ziggo Financing Partnership +, a	Cash 2.50% + L^^	02/27/20	04/30/28	Senior	2,500,000	2,476,562
Total Western Europe (2.48%)						258,927,719
Total Direct Debt (8.95%)						$934,462,495
Total Direct Investments (68.74%)						$7,176,433,956

	Acquisition Date	Fair Value
Secondary Investments *, c (11.99%)
Asia - Pacific (1.30%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$6,487
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	439,700
MBK Partners Colonel Fund, L.P. +, a	09/20/21	80,943,877
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	134,246

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2021 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Asia - Pacific (continued)
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	$6,135
TRG Growth Partnership II, L.P. +, a	07/08/10	397,162
Yunfeng Capital Fund III, L.P. +, a	05/18/21	50,997,011
Yunfeng Capital Fund IV, L.P. +, a	05/31/21	3,381,868
Total Asia - Pacific (1.30%)		136,306,486
North America (9.05%)
Apollo Investment Fund IX, L.P. +, a	06/01/17	20,442,172
Apollo Investment Fund VII, L.P. +, a	07/01/10	32,305
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	14,088
Ares PE Extended Value Fund, L.P. +, a	11/14/19	32,485,451
Bain Capital Fund X, L.P. +, a	12/31/12	6,365,418
Bain Capital VIII Co-Investment Fund, L.P. +, a	12/31/15	6
Berkshire Fund VIII, L.P. +, a	09/03/21	51,291,508
Berkshire Fund X-A, L.P. +, a	09/03/21	1,504,811
Bertram Growth Capital II-A, L.P. +, a	09/30/15	334,807
CCMP Capital Investors IV, L.P. +, a, e	04/01/21	—
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	12/31/12	2,962,957
DST Opportunities Access Offshore L.P. +, a	09/30/20	14,639,312
ECP Terra-Gen Growth Fund, L.P. +, a	03/23/21	1,731,810
EnCap Energy Co-Investment Fund I-C, L.P. +, a	04/30/21	1,253,151
EnCap Energy Transition Fund I, L.P. +, a	04/30/21	3,711,543
Energy Capital Partners Credit Solutions II, L.P. +, a	02/03/21	1,600,813
Energy Capital Partners III, L.P. +, a	02/01/21	9,972,365
Frazier Healthcare VI, L.P. +, a	06/30/12	157,698
FS Equity Partners V, L.P. +, a	08/07/12	1,086,680
GA Continuity Fund I L.P. (Bermuda) +, a	06/30/21	52,911,554
General Atlantic Investment Partners 2021, L.P. +, a	07/02/21	1,641,709
Genstar Capital Partners V, L.P. +, a	09/30/15	25,423
Green Equity Investors Side CF, L.P. +, a	04/16/21	46,275,887
Gridiron Energy Feeder I, L.P. +, a	05/15/17	32,485,009
Gryphon Partners 3.5, L.P. +, a	05/21/13	1,223,749
Gryphon Partners IV L.P. +, a	02/08/16	23,761,113
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	294,279
Harvest Partners V, L.P. +, a	09/30/11	3,568
Harvest Partners VII, L.P. +, a	12/14/15	10,072,791
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	132,586
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	515,297
Highstar Capital III Prism Fund, L.P. +, a	07/01/10	9,010
Icon Partners IV, L.P. +, a	05/26/21	31,900,796
Icon Partners V, L.P. +, a	12/27/21	73,811,111
Insight Venture Partners Continuation Fund, L.P. +, a	09/09/19	59,152,677
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	9,476
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	14,468
Lee Equity Partners II, L.P. +, a	06/30/17	4,787,206
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	16,282,425
Lightyear Fund II, L.P. +, a	09/30/13	633,674
Madison Dearborn Capital Partners V, L.P. +, a	01/03/12	369,562
Madison Dearborn Capital Partners VIII, L.P. +, a	03/15/21	3,692,935
MidOcean Partners III, L.P. +, a	06/30/11	410,627
Monomoy Capital Partners II, L.P. +, a	09/30/15	1,435,472
New Enterprise Associates 17, L.P. +, a	09/30/20	6,444,564
Northgate Growth Fund, L.P. +, a	12/20/19	5,694,441

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2021 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
NVP VIII PG, L.P. +, a	05/31/19	$69,957,084
Oak Investment Partners XII, L.P. +, a	06/28/12	118,057
Palladium Equity Partners III, L.P. +, a	08/02/10	480
Pamlico Capital GP II, LLC +, a	03/31/14	3,497
Pamlico Capital II, L.P. +, a	03/31/14	653
Providence Equity Partners IV, L.P. +, a	06/30/11	1,008
Providence Equity Partners V, L.P. +, a	06/30/11	8,269
Providence Equity Partners VI-A, L.P. +, a	06/30/13	1,073,584
Providence Equity Partners VII-A, L.P. +, a	06/30/13	2,201,064
PT2, L.P. +, a	12/21/21	8,996,847
Revelstoke Single Asset Fund I, L.P. +, a	11/20/19	83,938,576
Samson Partners, L.P. +, a	12/21/20	43,140,517
Silver Lake Partners II, L.P. +, a	06/30/14	1
Silver Lake Partners III, L.P. +, a	06/30/14	1,149,066
Silver Lake Partners V, L.P. +, a	03/31/17	68,049,704
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	11,593
SL SPV-1, L.P. +, a	12/13/16	31,662,007
SL SPV-2, L.P. +, a	05/01/19	9,709,837
Specialty Pharma Holdings L.P. +, a	04/30/21	8,140,853
Sun Capital Partners V, L.P. +, a	09/30/13	4,094,907
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	231,398
TA XI, L.P. +, a	09/30/15	2,483,353
TCV VI, L.P. +, a	09/30/13	85
TCV VII (A), L.P. +, a	09/30/13	876,740
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	289,765
TPG Partners V, L.P. +, a	07/11/11	13,213
TPG Partners VI, L.P. +, a	12/31/12	1,568,778
Tudor Ventures III, L.P. +, a	12/31/12	73,468
Vistria Fund III, L.P. +, a	06/19/19	13,641,936
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	249,124
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/31/18	69,218,197
Total North America (9.05%)		944,481,965
Western Europe (1.64%)
3i Eurofund Vb, L.P. +, a	10/01/14	113,053
3i Growth Capital B, L.P. +, a	10/01/14	59,344
Abingworth Bioventures III, L.P. +, a	09/30/15	8,826
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	166,179
Abingworth Bioventures V, L.P. +, a	06/30/12	26,234
Advent International GPE VI, L.P. +, a	04/30/11	311,308
Apax Europe VI - A, L.P. +, a	07/01/11	166,558
Apax Europe VII - B, L.P. +, a	04/30/11	4,466
Astorg V FCPR +, a	09/30/15	1,589,814
Astorg VI, FCPI +, a	06/30/16	11,246,525
BC European Capital IX, L.P. +, a	09/30/14	5,623,777
Carlyle Europe Partners II, L.P. +, a	12/28/12	1
Carlyle Europe Partners III, L.P. +, a	09/30/14	222,998
CCP IX L.P. No.2 +, a	09/30/14	234,061
CD&R Value Building Partners I, L.P. +, a	12/17/21	53,520,000
CVC European Equity Partners V, L.P. +, a	12/28/12	194,661
EPIC I-b Fund SLP +, a	11/30/20	23,844,996
ESP Golden Bear Europe Fund +, a	12/31/16	6,198,774
Galileo III FCPR +, a	09/30/15	34,043

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2021 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Western Europe (continued)
Graphite Capital Partners VII Top-Up +, a	09/30/15	$1
Graphite Capital Partners VII, L.P. +, a	09/30/15	187,726
Indigo Capital V, L.P. +, a	09/30/15	550
Italian Private Equity Fund IV, L.P. +, a	01/29/16	16,490
KKR European Fund III, L.P. +, a	10/01/14	310,246
Montagu III, L.P. +, a	12/09/09	1
Montagu+ SCSp +, a	12/06/21	32,729,878
Permira Europe II, L.P. +, a	11/29/13	25,617
Permira Europe III, L.P. +, a	09/30/13	46,919
Permira IV, L.P. +, a	09/30/15	9,185,817
Riverside Europe Fund IV, L.P. +, a	09/30/14	990,743
STG Alternative Investments S.C.A. SICAV-RAIF +, a	09/17/21	13,302,913
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a	11/20/20	10,400,899
Trilantic Europe VI SCSp +, a, f	12/10/20	1
Total Western Europe (1.64%)		170,763,419
Total Secondary Investments (11.99%)		$1,251,551,870
Primary Investments *, c (15.37%)
Asia - Pacific (1.36%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	2,827,994
BGH Capital Fund I +, a	03/01/18	12,199,448
CMC Capital Partners IV, L.P. +, a, e	12/03/21	—
CPEChina Fund III, L.P. +, a	03/28/18	35,056,847
Hony Capital Fund VIII, L.P. +, a	10/30/15	8,557,861
Hony Capital Partners V, L.P. +, a, f	12/15/11	4,634,194
J-STAR No.4-C, L.P. +, a	08/02/19	11,055,630
Kedaara Capital III Limited +, a	06/17/21	412,464
KKR Asian Fund IV SCSp +, a	05/29/20	1,200,537
Primavera Capital Fund III L.P. +, a	05/09/18	15,512,230
Primavera Capital Fund IV, L.P. +, a	05/20/21	4,116,354
Southern Capital Fund IV L.P. +, a	01/26/18	2,062,394
The Baring Asia Private Equity Fund VII, L.P. +, a	07/10/18	9,713,115
TPG Asia VII (B), L.P. +, a	12/07/18	19,852,432
Trustbridge Partners VI, L.P. +, a	04/12/18	14,320,535
Total Asia - Pacific (1.36%)		141,522,035
North America (8.93%)
Advent Global Technology, L.P. +, a	06/25/19	3,419,795
AEA Investors Fund VII L.P. +, a	02/08/19	2,072,680
American Industrial Partners Capital Fund VII, L.P. +, a	03/29/19	12,088,741
Apollo Investment Fund VIII, L.P. +, a	06/28/13	5,599,392
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	5,469,278
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	8,648,129
Ares Corporate Opportunities Fund VI, L.P. +, a	06/02/20	869,353
Avista Capital Partners II, L.P. +, a	03/15/10	85,429
Avista Capital Partners III, L.P. +, a	10/03/11	89,007
Bain Capital Fund XII, L.P. +, a	06/30/17	19,992,118
Bain Capital Fund XIII, L.P. +, a	08/07/20	1,386,506
Barings Transportation Fund, L.P. +, a	09/23/21	9,351,712
Berkshire Fund IX, L.P. +, a	03/18/16	14,372,674
Caltius Partners V-A, L.P. +, a	12/02/14	6,349,557
Carlyle Partners VII, L.P. +, a	11/29/17	51,585,801
Carlyle Partners VIII, L.P. +, a, e	09/10/21	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2021 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	$14,029,166
Clayton, Dubilier & Rice Fund XI, L.P. +, a	05/15/20	6,718,164
Clearlake Capital Partners V, L.P. +, a	12/15/17	36,698,625
Clearlake Capital Partners VI, L.P. +, a	12/15/19	17,483,883
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	—
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	731,364
Frazier Healthcare Growth Buyout Fund X, L.P. +, a	03/10/21	690,360
Genstar Capital Partners IX, L.P. +, a	02/21/19	21,482,608
Genstar Capital Partners VI, L.P. +, a	09/01/12	2,299,729
Genstar Capital Partners VII, L.P. +, a	06/26/15	5,901,090
Genstar Capital Partners VIII, L.P. +, a	03/23/17	34,978,688
Genstar Capital Partners X, L.P. +, a	04/01/21	1,161,644
Genstar X Opportunities Fund, L.P. +, a	08/13/21	504,934
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	9,930,748
Green Equity Investors Side VIII, L.P. +, a	10/18/19	24,489,044
Gryphon Heritage Partners, L.P. +, a	12/17/20	5,184,277
Gryphon Partners V, L.P. +, a	02/23/18	9,940,932
Gryphon Partners VI, L.P. +, a	12/17/20	4,539,676
Harvest Partners IX, L.P. +, a, e	09/24/21	—
Harvest Partners VIII, L.P. +, a	12/19/18	20,814,700
Hellman & Friedman Capital Partners X, L.P. +, a	05/10/21	1,801,344
Icon Partners IV, L.P. +, a	09/01/21	5,440,209
Icon Partners V, L.P. +, a	12/27/21	7,255,319
Insight Partners XII (Co-Investors), L.P. +, a	06/07/21	666,758
Insight Venture Partners X, L.P. +, a	07/06/18	18,623,625
Insight Venture Partners XI, L.P. +, a	12/17/19	7,865,113
Insight Ventures Partners XII, L.P. +, a	06/07/21	2,477,452
KKR Americas Fund XII L.P. +, a	01/31/18	41,355,348
KKR North America Fund XI, L.P. +, a	02/01/12	7,587,614
KKR North America Fund XIII, SCSP +, a, e	04/06/21	—
Kleiner Perkins Caufield & Byers XIX LLC +, a	03/05/20	7,760,471
Kohlberg TE Investors IX, L.P. +, a	12/20/19	11,170,022
Kohlberg TE Investors VIII, L.P. +, a	08/04/16	18,268,693
Lee Equity Partners Realization Fund Captive AIV, L.P. +, a, e	05/31/19	—
Leeds Equity Partners VI, L.P. +, a	11/25/16	21,961,005
Lerer Hippeau Select Fund III, L.P. +, a	12/20/19	7,062,614
Lerer Hippeau VII, L.P. +, a	12/20/19	1,977,684
Lux Total Opportunities, L.P. +, a	05/28/21	634,576
Lux Ventures VII, L.P. +, a	05/28/21	188,282
Madison Dearborn Capital Partners VIII, L.P. +, a	03/20/20	3,500,415
Nautic Partners IX-A, L.P. +, a	03/12/19	5,571,306
Nautic Partners VII-A, L.P. +, a	06/27/14	2,451,451
Nautic Partners X-A, L.P. +, a, e	07/19/21	—
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	—
New Enterprise Associates 14, L.P. +, a	05/04/12	11,519,821
New Enterprise Associates 17, L.P. +, a	06/06/19	8,728,977
New Enterprise Associates 18, L.P. +, a, e	12/22/21	—
New Mountain Capital V, L.P. +, a	06/29/17	35,232,228
New Mountain Partners VI, L.P. +, a	10/16/20	4,790,049
NexPhase Capital Fund III-A, L.P. +, a	09/01/16	27,900,636
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	15,739,649
Oak Hill Capital Partners V, L.P. +, a, d	12/21/18	27,381,328
Pamlico Capital V, L.P. +, a	02/03/20	1,208,637

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2021 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	$5,103,555
Silver Lake Partners IV, L.P. +, a	07/30/12	20,610,499
Silver Lake Partners VI, L.P. +, a	06/04/20	3,126,725
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	6,375,264
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	—
TA Select Opportunities Fund II-B, L.P. +, a	05/27/21	330,000
TA XIII-B, L.P. +, a	05/02/19	17,078,513
TA XIV-B, L.P. +, a	05/27/21	3,105,000
TCV X, L.P. +, a	08/31/18	18,442,215
TCV XI (A), L.P. +, a	10/02/20	3,799,179
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	7,099,100
Thompson Street Capital Partners V, L.P. +, a	05/04/18	9,172,574
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	—
TPG Partners VII, L.P. +, a	03/01/16	11,248,079
TPG Partners VIII, L.P. +, a	01/31/19	5,374,127
Trident IX, L.P. +, a, e	11/19/21	—
Trident VII, L.P. +, a	09/22/16	38,745,299
Trident VIII, L.P. +, a	04/05/19	22,438,192
Vista Equity Partners Fund VII, L.P. +, a	08/31/18	18,283,137
Vistria Fund II, L.P. +, a	12/19/17	11,457,425
Vistria Fund III, L.P. +, a	06/19/19	13,641,936
Vistria Fund IV, L.P. +, a	03/31/21	2,907,693
Warburg Pincus Global Growth, L.P. +, a	11/20/18	10,433,794
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	17,610,933
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	12/20/18	15,886,178
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	5,027,036
Total North America (8.93%)		932,376,883
Rest of World (0.65%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	14,682,428
Altra Private Equity Fund II, L.P. +, a	12/07/12	1,252,847
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	5,891,773
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	46,593,612
Total Rest of World (0.65%)		68,420,660
Western Europe (4.43%)
Adagia Capital Europe S.L.P. +, a	06/01/21	186,519
Advent International GPE IX-C, L.P. +, a	05/31/19	33,357,993
Advent International GPE VII-B, L.P. +, a	07/01/12	5,777,276
Advent International GPE VIII-C, L.P +, a	03/22/16	13,305,199
Apax X USD L.P. +, a	07/16/19	10,686,288
Astorg Mid-Cap +, a	02/22/21	776,048
Astorg VIII S.à.r.l. +, a, e	12/17/21	—
Axcel VI K/S +, a	02/21/20	5,006,148
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	6,729,832
BC Partners XI, L.P. +, a	12/18/20	7,010,421
BC Partners XI, L.P. +, a, e	12/15/21	—
CapVest Equity Partners III B, L.P. +, a	08/30/13	2,492,543
Capvis Equity V L.P. +, a	01/17/18	19,416,106
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,349,519
Carlyle Europe Partners V, L.P. +, a	04/23/18	3,623,458
CD&R Value Building Partners I, L.P. +, a	12/17/21	6,669,487
Charterhouse Capital Partners XI +, a, e	11/26/21	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2021 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
CVC Capital Partners VI (A) L.P. +, a	07/05/13	$8,657,749
CVC Capital Partners VIII, L.P. +, a, f	06/19/20	432,909
DPE Deutschland IV +, a	08/24/20	782,699
EQT IX, L.P. (USD) +, a	05/15/20	16,566,805
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	33,555,651
EQT VI (No.1), L.P. +, a	07/01/11	17,708
Gilde Buy-Out Fund VI C.V. +, a	06/28/19	10,493,400
Graphite Capital Partners IX L.P. +, a	04/11/18	6,400,772
Hg Saturn I L.P. +, a	06/28/18	27,235,968
HgCapital 8 L.P. +, a	12/19/16	24,870,044
HgCapital Mercury 2 +, a	02/15/17	20,978,363
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	53,649,103
KKR European Fund V (EUR) SCSp +, a	11/05/18	21,448,212
KKR European Fund VI (USD) +, a, e	11/01/21	—
Livingbridge 7 L.P. +, a	09/04/20	6,891,209
MCH Iberian Capital Fund V FCR +, a	12/10/21	6,429,981
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	—
Nordic Capital IX, L.P. +, a	07/18/17	47,839,759
Nordic Capital X, L.P. +, a	09/30/20	5,773,827
PAI Europe VI-1, L.P. +, a	03/12/15	10,242,169
PAI Partners VIII-1 SCSp +, a, e	12/17/21	—
Permira VII L.P. +, a	06/21/19	22,021,740
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	8,118,105
The Seventh Cinven Fund, L.P. +, a	04/16/19	13,360,819
Total Western Europe (4.43%)		462,153,829
Total Primary Investments (15.37%)		$1,604,473,407

Total Private Equity Investments (Cost $6,990,898,292)(96.10%)		$10,032,459,233

Total Investments (Cost $7,156,704,679)(98.26%)		10,257,415,890

Other Assets in Excess of Liabilities (1.74%)		181,777,325

Net Assets (100.00%)		$10,439,193,215

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $30,950,378 or 0.29% of the Portfolio's net assets.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of December 31, 2021 was 0.10%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2021 (Unaudited) (continued)

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of December 31, 2021 was 0.21%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of December 31, 2021 was 0.34%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of December 31, 2021 was 0.58%.

#	As of December 31, 2021, 1 month EURIBOR was -0.58%.

##	As of December 31, 2021, 3 month EURIBOR was -0.57%.

###	As of December 31, 2021, 6 month EURIBOR was -0.55%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of December 31, 2021, 1 month Bank Bill Swap Rate was 0.02%.

†††	As of December 31, 2021, 6 month Bank Bill Swap Rate was 0.21%.

>>	As of December 31, 2021, 3 month Sterling Overnight Interbank Average Rate was 0.06%.

>>>	As of December 31, 2021, 6 month Sterling Overnight Interbank Average Rate was 0.05%.

¤ ¤	As of December 31, 2021, 3 month Stockholm Interbank Offered Rate was -0.05%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2021 (Unaudited) (continued)

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2021 was $10,032,459,233, or 96.10% of net assets. As of December 31, 2021, the aggregate cost of each investment restricted to resale was $15,568,606, $10,621,500, $102,112, $15,366,827, $38,102,078, $22,700,000, $2,204,591, $14,353,176, $8,354,709, $2,088,677, $3,600,295, $1,857,614, $5,441,192, $48,970,725, $2,375,601, $16,300,545, $149,888,161, $24,738,060, $11,393,287, $36,322,745, $8,255,636, $35,317,661, $150,000, $1, $0, $4,168,272, $17,127,003, $56,634, $114,591,806, $122,578,028, $27,243,271, $3,120,000, $3,602,070, $107,123,942, $3,933,233, $38,614,270, $94,861,790, $103,079,624, $56,985,983, $9,345,787, $87,093, $184,782,100, $151,690,905, $250,000, $219,375, $1,111,078, $9,683,864, $61,566,000, $252,000, $83,828,190, $8,804,000, $317,827, $172,633, $37,921,967, $22,612,605, $60,480,000, $5,000,000, $2,899,729, $473,334, $23,222,892, $15,300,854, $60,063,112, $45,225,381, $40,466,519, $37,834,451, $32,126,730, $17,380,705, $7,729,253, $6,996,130, $1,152,500, $52,454,049, $46,801,951, $2,817,098, $28,417,946, $54,969,200, $14,872,000, $90,515,558, $31,820,375, $4,438,314, $71,817,900, $4,632,829, $64,274,853, $68,399,200, $1,441,200, $7,026,869, $17,510,132, $69,246,328, $6,195,472, $2,518,375, $3,792,769, $264,490, $27,377,030, $21,901,395, $149,423,941, $89,101,353, $33,206, $83,976,881, $78,503,589, $27,818,080, $14,672,982, $68,887,918, $88,276,348, $866,635, $18,777,316, $1,045,423, $3,833,799, $9,986,562, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $4,520,077, $7,793, $52,258,764, $9,222,921, $62,229,753, $14,595,698, $13,620, $40,775,356, $41,607,840, $98,273,895, $0, $6,616,483, $97,483,897, $1,063,586, $5,337,259, $91,975,796, $6,358,397, $24,190,919, $736,329, $245,443, $13,722,831, $26,015,343, $2,436,246, $36,261,531, $12,156,155, $1,168,810, $12,231,850, $32,673,281, $34,731,898, $9,443,675, $1,267,801, $4,730,244, $1,684,015, $1,456,628, $2,173,783, $1,863,671, $992,584, $1,389,940, $1,414,447, $6,732,245, $2,552,370, $1,259,957, $1,598,020, $2,088,700, $989,796, $1,393,039, $1,084,870, $6,998,997, $3,101,545, $2,573,610, $991,104, $3,557,902, $2,196,811, $1,886,361, $974,514, $1,691,500, $1,329,938, $1,450,813, $1,966,641, $982,681, $152,224, $276,541, $2,364,000, $1,628,028, $7,172,041, $3,274,874, $1,980,677, $2,956,017, $1,387,012, $968,615, $1,445,493, $187,905, $971,169, $1,691,756, $1,611,770, $1,651,997, $2,842,799, $29,833,649, $1,393,407, $1,194,145, $3,268,169, $4,447,022, $3,466,629, $2,900,074, $1,966,065, $977,267, $1,999,056, $2,080,720, $1,502,677, $1,287,643, $29,235,884, $2,189,483, $1,687,411, $3,865,671, $988,107, $1,592,387, $3,848,784, $40,719,891, $25,113,668, $2,906,297, $2,089,623, $1,094,797, $961,344, $2,277,169, $445,224, $3,911,229, $1,188,494, $1,926,957, $6,625,711, $988,455, $2,718,140, $1,773,895, $2,236,846, $2,889,739, $993,162, $3,600,000, $4,168,182, $1,355,644, $945,791, $950,409, $984,653, $1,262,551, $988,077, $171,149, $1,435,826, $1,326,597, $3,143,272, $1,086,554, $2,174,285, $4,875,156, $1,379,131, $2,587,000, $964,739, $1,963,198, $2,962,815, $1,980,394, $3,458,034, $992,841, $1,485,077, $6,571,850, $1,493,054, $375,410, $2,572,325, $1,094,613, $900,000, $1,177,157, $3,375,928, $2,168,936, $1,248,639, $1,191,733, $3,772,199, $990,175, $2,750,882, $530,439, $2,950,479, $1,881,308, $1,940,000, $2,236,424, $1,289,594, $610,015, $1,459,149, $1,881,000, $2,938,948, $1,296,750, $1,460,016, $2,482,026, $4,379,247, $1,186,328, $1,007,611, $2,985,131, $2,393,159, $3,658,604, $1,975,923, $1,656,143, $1,140,912, $990,430, $1,948,135, $1,691,500, $1,284,373, $1,194,407, $983,809, $3,663,000, $993,333, $1,782,409, $1,141,176, $1,752,158, $14,691,109, $2,810,183, $997,628, $1,338,855, $2,786,543, $3,977,262, $2,183,860, $3,755,090, $2,949,947, $0, $1,481,387, $988,053, $484,302, $1,992,457, $2,624,605, $1,890,754, $974,048, $1,886,115, $2,888,145, $809,342, $1,226,116, $1,132,763, $33,124, $3,126,731, $982,766, $25,993,357, $2,738,996, $1,345,676, $-626, $1,446,198, $2,221,520, $3,389,382, $2,106,031, $634,002, $1,270,455, $938,819, $518,925, $2,395,122, $43,049,635, $985,872, $977,675, $990,939, $1,566,406, $1,386,637, $978,497, $2,672,648, $3,474,356, $3,654,961, $3,569,142, $2,944,505, $613,333, $3,872,395, $1,489,100, $1,965,000, $1,281,357, $3,110,812, $2,985,727, $7,069,053, $2,926,931, $2,996,256, $2,674,338, $3,911,863, $21,966,976, $2,296,538, $13,529,161, $675,559, $2,277,850, $1,854,455, $4,531,859, $2,462,500, $2,979,718, $2,686,500, $2,731,029, $35,873,705, $2,810,964, $4,393,473, $966,995, $1,677,395, $5,099,008, $1,166,491, $5,184,952, $19,485,767, $27,092,126, $1,123,447, $230,205, $1,373,861, $1,358,626, $3,427,275, $1,412,122, $1,770,122, $1,259,665, $2,140,256, $1,018,374, $3,160,547, $1,612,895, $1,492,794, $3,268,398, $1,668,023, $1,881,314, $2,875,153, $2,779,564, $5,901,564, $1,144,063, $2,879,150, $1,284,301, $3,585,800, $1,549,597, $1,794,228, $-2,825, $27,287,364, $1,877,097, $985,000, $1,793,514, $579,174, $2,330,990, $16,206,912, $2,494, $1,791,243, $990,415, $2,754,744, $2,733,110, $1,499,757, $4,046,834, $3,894,748, $5,492,536, $1,731,753, $2,500,000, $10,380, $1,423,091, $46,064,097, $116,273, $53,395, $441,558, $37,207,990, $3,473,510, $14,876,219, $101,746, $1, $28,309,268, $426,155, $282, $24,579,036, $1,504,811, $1, $0, $2, $8,031,619, $1,684,588, $710,659, $2,326,215, $1,791,166, $7,227,456, $1, $1,158,141, $53,175,785, $1,641,709, $1, $24,035,052, $24,613,529, $1, $1, $1, $1, $1,987,995, $2, $1, $156,137, $31,457,032, $73,811,111, $27,361,734, $1, $1, $275,058, $1,321,844, $4,380,163, $3, $2,562,010, $772, $470,921, $4,490,570, $4,448,000, $39,933,649, $1,099,657, $1, $1, $1, $8, $413,158, $1,169,742, $1, $8,996,847, $41,246,626, $34,549,063, $1, $4, $34,571,608, $1, $4,806,484, $4,087,631, $4,395,132, $17,471,827, $1, $1, $1, $1, $975,111, $1,082,285, $146,229, $316,004, $11,026,549, $1, $2,660,763, $3, $1, $1, $856,679, $1, $2,178, $155,485, $332,525, $855,591, $5,147,350, $92,133, $62,947, $1,616,358, $2,229,508, $53,520,000, $1, $20,228,350, $1, $1, $1, $1, $80,327, $1, $1,653, $229, $32,436,442, $101,953, $390,786, $2,326,146, $699,374, $11,801,893, $7,952,276, $0, $352,309, $10,501,327, $0, $26,121,241, $7,813,628, $6,201,000, $12,985,278, $412,464, $1,182,233, $8,857,693, $4,236,087, $2,571,994, $5,352,543, $13,373,576, $9,959,998, $2,272,585, $2,060,177, $12,006,926, $177,861, $1, $6,483,341, $674,857, $219,478, $1,417,651, $14,535,874, $1,595,000, $9,406,467, $8,575,944, $4,786,011, $46,913,711, $0, $1, $6,075,547, $1, $12,365,006, $0, $1, $600,000, $14,608,752, $1, $1, $9,817,824, $1,202,704, $506,700, $6,579,678, $23,182,194, $5,231,951, $6,730,147, $4,858,625, $0, $14,778,990, $1,827,063, $5,364,532, $7,255,319, $675,000, $5,282,223, $4,741,299, $2,518,315, $16,234,776, $1, $0, $5,760,000, $9,430,174, $6,556,941, $0, $10,141,145, $3,825,000, $2,025,000, $637,500, $200,000, $2,410,007, $3,910,257, $1, $0, $0, $31,463, $6,297,959, $0, $15,006,812, $4,752,660, $7,522,003, $733,281, $24,795,100, $1,251,976, $1, $1,485,514, $2,555,255, $1, $0, $330,000, $8,887,500, $3,105,000, $7,506,328, $3,924,176, $1, $5,452,592, $0, $1, $4,341,964, $0, $19,642,797, $18,137,984, $14,586,019, $1, $11,026,549, $2,907,693, $8,447,500, $1, $11,517,207, $24,087, $5,201,153, $2,637,866, $4,601,029, $37,588,389, $192,546, $10,857,149, $1, $2,261,549, $9,636,558, $929,822, $0, $4,686,551, $2,922,966, $7,353,623, $0, $1, $18,029,412, $439,552, $3,270,747, $6,669,487, $0, $1,198,548, $443,693, $892,690, $14,252,498, $10,194,791, $1, $10,994,380, $6,256,723, $11,596,657, $9,072,190, $5,698,326, $1, $17,660,939, $0, $7,540,704, $6,376,292, $0, $23,454,579, $4,304,332, $2,892,876, $0, $19,875,231, $3,767,553 and $11,849,435, respectively, totaling $6,990,898,292.

b	Represents an affiliated issuer.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2021 (Unaudited) (continued)

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at December 31, 2021.

Legend:

£	- British Pound

€	- Euro

BBSY	- Bank Bill Swap Rate

E	- EURIBOR

L	- LIBOR

S	- Sterling Overnight Interbank Average Rate

SR	- Stockholm Interbank Offered Rate

PIK	- Payment-in-kind

A summary of outstanding financial instruments at December 31, 2021 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
January 20, 2022	Barclays	$93,313,864	€80,000,000	$90,850,738	$2,463,126
January 20, 2022	Barclays	94,480,287	€81,000,000	91,986,372	2,493,915
January 20, 2022	Barclays	94,477,047	€81,000,000	91,986,372	2,490,675
February 24, 2022	Barclays	68,037,817	€59,270,000	67,358,501	679,316
February 24, 2022	Barclays	68,026,930	€59,260,000	67,347,136	679,794
February 24, 2022	Barclays	68,034,854	€59,270,000	67,358,502	676,352
February 24, 2022	Barclays	57,648,416	€51,000,000	57,959,905	(311,489)
February 24, 2022	Barclays	57,680,087	€51,000,000	57,959,905	(279,818)
March 16, 2022	Bank of America	92,614,228	€82,000,000	93,228,662	(614,434)
March 16, 2022	Bank of America	92,645,470	€82,000,000	93,228,662	(583,192)
March 16, 2022	Bank of America	90,919,308	€80,500,000	91,523,260	(603,952)
March 16, 2022	Bank of America	83,880,197	£63,300,000	85,356,520	(1,476,323)
March 16, 2022	Bank of America	83,896,105	£63,300,000	85,356,521	(1,460,416)
March 16, 2022	Bank of America	92,666,052	€82,000,000	93,228,662	(562,610)
March 16, 2022	Bank of America	83,627,244	£63,100,000	85,086,832	(1,459,588)
March 16, 2022	Bank of America	83,866,904	£63,300,000	85,356,520	(1,489,616)
March 16, 2022	Barclays	92,620,558	€82,000,000	93,228,662	(608,104)
March 16, 2022	Barclays	92,620,558	€82,000,000	93,228,662	(608,104)
March 16, 2022	Barclays	92,621,378	€82,000,000	93,228,662	(607,284)
					$(1,181,752)

The accompanying notes are an integral part of these Consolidated Financial Statements.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2021.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the “Adviser”) determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and the Fund's valuation procedures (the “Valuation Procedures”), which have been approved by the Board of Managers of the Fund (the “Board”). As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ due to differences in accounting, regulatory and other factors applicable to the Fund and to such other client or the Adviser’s affiliate.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

•	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

•	Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

•	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of December 31, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$194,006,279	$—	$—	$194,006,279
Asset-Backed Securities	—	—	30,950,378	30,950,378
Direct Investments:
Direct Equity	268,746,353	210,333,981	5,762,891,127	6,241,971,461
Direct Debt	—	—	934,462,495	934,462,495
Total Direct Investments	$268,746,353	$210,333,981	$6,697,353,622	$7,176,433,956
Secondary Investments	—	—	1,251,551,870	1,251,551,870
Primary Investments	—	—	1,604,473,407	1,604,473,407
Total Investments	$462,752,632	$210,333,981	$9,584,329,277	$10,257,415,890
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$9,483,178	$—	$—	$9,483,178
Total Assets	$9,483,178	$—	$—	$9,483,178
Liabilities
Foreign Currency Exchange Contracts	$(10,664,930)	$—	$—	$(10,664,930)
Total Liabilities	$(10,664,930)	$—	$—	$(10,664,930)
Net Depreciation on Foreign Currency Exchange Contracts	$(1,181,752)	$—	$—	$(1,181,752)
Total Investments Net of Foreign Currency Exchange Contracts	$461,570,880	$210,333,981	$9,584,329,277	$10,256,234,138

The following is a reconciliation of the amount of the account balances on April 1, 2021 and December 31, 2021 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2021	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of December 31, 2021
Asset-Backed Securities	$6,931,675	$—	$(202,704)	$24,218,837	$—	$2,570	$—	$30,950,378
Direct Investments:
Direct Equity Investments	$3,924,823,290	$569,085,873	$425,794,135	$1,788,226,541	$(853,665,169)	$—	$(91,373,543)	$5,762,891,127
Direct Debt Investments	925,071,641	(2,524,284)	3,110,938	288,972,320	(281,582,286)	1,414,166	—	934,462,495
Total Direct Investments*	$4,849,894,931	$566,561,589	$428,905,073	$2,077,198,861	$(1,135,247,455)	$1,414,166	$(91,373,543)	$6,697,353,622
Secondary Investments*	641,384,492	125,500	252,651,747	532,728,185	(175,338,054)	—	—	1,251,551,870
Primary Investments*	1,123,708,740	786,333	296,012,425	419,308,419	(235,342,510)	—	—	1,604,473,407
Total	$6,621,919,838	$567,473,422	$977,366,541	$3,053,454,302	$(1,545,928,019)	$1,416,736	$(91,373,543)	$9,584,329,277

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, “Secondary Investments” are generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the nine months ended December 31, 2021, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the nine months ended December 31, 2021 relating to investments in Level 3 assets still held at December 31, 2021 is $1,390,926,771.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of December 31, 2021:

Type of Security	Fair Value at December 31, 2021 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$30,950	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$106,258	Discounted cash flow	Discount factor	7.75% – 11.40% (9.69%)
	4,576,449	Market comparable companies	Enterprise value to EBITDA multiple	7.27x – 24.60x (15.65x)
	169,243	Exit price	Recent transaction price	n/a
	771,463	Recent financing/transaction	Recent transaction price	n/a
	1,753	Replacement cost	Recent transaction price	n/a
	6,101	Reported fair value	Reported fair value	n/a
	135,718	Market comparable companies	Enterprise value to sales multiple	3.50x – 11.30x (7.43x)
Direct Debt	$685,282	Broker quotes	Indicative quotes for an inactive market	n/a
	221,513	Discounted cash flow	Discount factor	6.03% – 15.00% (9.09%)
	144	Market comparable companies	Enterprise value to EBITDA multiple	13.40x – 13.40x (13.40x)
	1,080	Exit price	Recent transaction price	n/a
Primary and Secondary Investments	$2,814,453	Adjusted reported net asset value	Reported net asset value	n/a
	41,954	Adjusted reported net asset value	Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the nine months ended December 31, 2021, the Fund entered into 102 long/short forward foreign currency exchange contracts. The Fund had $77,753,818 in net realized gains and $(21,546,974) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at December 31, 2021 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of December 31, 2021:

	Shares/ Principal as of December 31, 2021	Fair Value as of March 31, 2021	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of December 31, 2021	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
AAVAS Financiers Limited(3)	3,891,752	$147,751,158	$-	$(30,681,016)	$26,986,360	$(20,828,100)	$123,228,402	$(60)
Astorg Co-Invest SGG, FCPI(4)	-	72,814,487	-	-	-	(2,266,808)	70,547,679	-
Bock Capital JVco Nature S.à r.l.	12,590,000,000	-	149,423,941	-	-	33,828,972	183,252,913	-
Camelia Investment 1 Limited	6,768,704,045	196,294,018	-	(83,048)	1,953	(401,091)	195,811,832	-
CBI Parent, L.P.	1,145,918	114,591,806	-	-	-	1,069,142	115,660,948	-
Confluent Health, LLC	27,260	46,256,540	-	-	-	25,368,280	71,624,820	-
ECP Parent, LLC(4)	-	115,508,099	-	-	-	(115,508,099)	-	-
EnfraGen, LLC	37,786	52,909,891	43,294	-	-	3,601,892	56,555,077	-
EQT Jaguar Co-Investment SCSp(4)	-	91,540,074	-	-	-	8,584,544	100,124,618	-
GlobalLogic Worldwide Holdings, Inc.(3)(4)	-	387,876,810	-	(407,500,482)	346,139,647	(326,515,975)	-	-
Huntress Co-Investment L.P.(4)	-	41,835,243	-	-	-	9,477,549	51,312,792	-
Icebox Parent LP	184,779	-	184,782,100	-	-	-	184,782,100	-
Idera Parent, L.P.(4)	-	151,685,530	5,375	-	-	91,641,785	243,332,690	-
KPSKY Holdings, L.P.(4)	-	-	61,566,000	-	-	-	61,566,000	-
Luxembourg Investment Company 285 S.à r.l.(5)	14,865,773	66,217,773	-	-	-	7,845,006	74,062,779	-
Luxembourg Investment Company 293 S.à r.l.	9,789,622	37,576,907	-	-	-	4,995,334	42,572,241	-
Luxembourg Investment Company 314 S.à r.l.(5)	192,000	1	-	-	-	-	1	-
Luxembourg Investment Company 414 S.à r.l.	12,111,360	-	61,481,684	-	-	11,400,583	72,882,267	-
Luxembourg Investment Company 430 S.à r.l.	50,548,848	-	78,953,581	(2,072,470)	(55,660)	(2,784,455)	74,040,996	-
May Co-Investment S.C.A.	1,059,375	43,564,146	75,121	-	-	7,428,395	51,067,662	-
MHS Acquisition Holdings, LLC	34,242	698,103	-	-	-	(21,183)	676,920	-
MHS Blocker Purchaser L.P.(4)	-	53,976,725	-	-	-	(1,637,850)	52,338,875	-
Murra Warra Asset Hold Trust	13,186,543	24,490,555	-	-	-	601,018	25,091,573	87,715
Murra Warra Project Hold Trust	429,366	6,122,638	-	-	-	150,258	6,272,896	21,929
Murra Warra II Asset Hold Trust	5,402,025	1,838,690	6,631,425	(5,512)	186	2,989,552	11,454,341	-
Murra Warra II Project Hold Trust	10	459,673	1,657,856	(1,378)	47	747,387	2,863,585	-
OHCP IV SF COI, L.P.(4)	-	32,399,058	44,069	-	-	11,072,508	43,515,635	-
Onecall Holdings, L.P.(4)	-	156,945,548	-	(18,589,738)	-	29,719,937	168,075,747	10,368,379
Partners Terra Pte. Ltd.	1,787,445	-	1,857,614	-	-	(104,222)	1,753,392	-
PG BRPC Investment, LLC	32,079	52,196,395	-	-	-	16,964,134	69,160,529	-
PG Esmeralda Pte. Ltd.	5,922,280	54,332,836	79,081	-	-	12,950,356	67,362,273	-
PG Delta Holdco, LLC	16,497	-	17,380,705	-	-	622,455	18,003,160	-
PG Investment Company 1 S.A.R.L	12,822,040	-	104,100,380	-	-	(1,799,081)	102,301,299	-
PG Lion Management Warehouse S.C.S(4)(5)	-	1,743,439	-	-	-	178,258	1,921,697	-
PG TLP S.à r.l.	6,377,426	-	101,243,477	(3,883,298)	(47,124)	4,359,843	101,672,898	-
Polyusus Lux XVI S.a.r.l.	289,102,341	21,245,826	-	-	-	(6,960,618)	14,285,208	-
Quadriga Capital IV Investment Holding II L.P.(3)(4)	-	59,215,601	-	(62,216,486)	45,796,673	(42,795,788)	-	-
Root JVCo S.à r.l.	8,700,760	65,859,253	-	-	-	12,294,035	78,153,288	-
Safe Fleet Holdings LLC(3)(6)	2,883,000	2,859,481	1,041	(15,001)	27	37,396	2,882,944	89,728
SnackTime PG Holdings, Inc.	12	86,744,446	-	-	-	(14,450,161)	72,294,285	-
Specialty Pharma Holdings LP(4)	-	-	90,515,558	-	-	23,450,319	113,965,877	-
Surfaces SLP (SCSp)(4)	-	40,540,675	-	-	-	11,598,085	52,138,760	-
Thermostat Purchaser, L.P.(4)	-	-	71,817,900	-	-	721,267	72,539,167	-
WHCG Purchaser, LP(4)	-	-	68,399,200	-	-	1,653,619	70,052,819	-
Zenith Longitude Limited	6,682,671	-	149,888,161	-	-	121,726,274	271,614,435	-
Total Non-Controlled Affiliates		$2,228,091,425	$1,149,947,563	$(525,048,429)	$418,822,109	$(78,995,248)	$3,192,817,420	$10,567,691

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	As of December 31, 2021, the Fund no longer had ownership of five percent or more of outstanding voting securities.
(4)	Investment does not issue shares.
(5)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.
(6)	This investment is associated with OHCP IV SF COI, L.P.

COVID-19

The 2021 global economic recovery continues to rise with the progress of global vaccination campaigns and the support of the government and the banks. As the market has regained confidence, investment activity has picked up significantly across private markets. However, as the pandemic is not yet behind us, operations, financial condition, liquidity and cash flows of the Fund and its underlying portfolio companies and industries will continue to be impacted for an indefinite period of time.

The ongoing effects of the pandemic on the accounting and business performance of the portfolio companies and the industries, countries or market sectors in which they operate continue to develop, and the duration and full impact of the pandemic remain unknown. Some of these companies and industries may have bounced back from the pandemic, while others are still pushing towards recovery. Based on current information, Management is not aware of any material additional impact on the financial statements arising from the COVID-19 outbreak. Management continues to observe the efforts of governments to contain the spread of the virus in order to actively monitor and manage the economic impact on the companies in the portfolio and on the Fund itself.